Class K [Member] Expense Example - Class K - BlackRock LifePath ESG Index 2030 Fund - Class K Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	$ 440